Note 7 - Finance Income and Expense (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of finance income [text block]
[US$ thousands]	Year ended December 31,
Finance income	2018	2019	2020
Interest income	1,375	2,045	326
Other finance income	251	10	275
Net fair value gain related to listed equity instruments (1)	-	8,477	13,033
Total	1,626	10,532	13,633

Disclosure of finance cost [text block]
[US$ thousands]	Year ended December 31,
Finance expense	2018	2019	2020
Interest expense	182	562	447
Other financial cost	27	93	69
Net fair value loss related to listed equity instruments (1)	1,485	-	-
Total	1,694	655	516

Disclosure of effect of changes in foreign exchange rates [text block]
[US$ thousands]	Year ended December 31,
Foreign exchange gain (loss)	2018	2019	2020
Unrealized foreign exchange gain (loss)	(1,116)	166	2,365
Realized foreign exchange gain (loss)	751	(191)	(1,532)
Total	(365)	(25)	833